18. Commitments And Contingencies (Details)	Dec. 31, 2013 CNY	Dec. 31, 2013 U.S. Dollars USD ($)
2014	6,364,543	$ 1,051,348
2015	2,136,412	352,910
2016	559,260	92,383
2017	23,272	3,844
2018
Total	9,083,487	$ 1,500,485